CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Software licenses	$ 1,111	$ 1,123	$ 1,635
Services	6,867	8,448	13,043
Maintenance	2,789	2,815	2,477
Total revenues	10,767	12,386	17,155
Cost of revenues:
Software licenses	62	93	349
Services	6,018	7,525	10,115
Maintenance	629	758	778
Total cost of revenues	6,709	8,376	11,242
Gross profit	4,058	4,010	5,913
Operating expenses:
Research and development	3,541	2,910	3,478
Sales and marketing	4,787	3,556	4,993
General and administrative	2,975	4,268	4,789
Goodwill impairment			3,096
Restructuring costs			196
Total operating expenses	11,303	10,734	16,552
Operating loss	(7,245)	(6,724)	(10,639)
Financial income (expenses), net	856	(12)	79
Loss before taxes	(6,389)	(6,736)	(10,560)
Income tax expense	55	62	49
Net loss	$ (6,444)	$ (6,798)	$ (10,609)
Basic and diluted net loss per share	$ (1.55)	$ (1.63)	$ (2.55)
Weighted average number of shares used in computing basic and diluted net loss per share	4,159,134	4,159,134	4,158,227